Cost of revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Cost of Revenues

	For the six months ended
	June 30,
	2024	2025
	RMB	RMB
Cost of referral partners	1,519,027	1,232,756
Service fee paid to third-party payment platforms	49,617	46,208
Salary and welfare benefits	3,054	1,912
Amortization and depreciation	1,050	1,050
Cloud service fees	488	397
Tax and surcharges and others	1,049	546
Total	1,574,285	1,282,869